Property, furniture and equipment, net - Additional information (Detail) S/ in Thousands	12 Months Ended
Dec. 31, 2019 PEN (S/)
Disclosure of detailed information about property, plant and equipment [abstract]
Cash outflows for lease obligations	S/ 117,463,000